STATEMENT OF CASH FLOWS	2 Months Ended
Mar. 31, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (122,912)
Adjustments to reconcile net loss to net cash used in operating activities Class A units issued for services	17,914
Change in operating assets and liabilities:
Accounts payable	1,850
Accrued expenses	52,807
Compensation payable	50,000
Due to related parties	341
Net cash used in operating activities
Net increase (decrease) in cash and cash equivalents
Cash - beginning of period
Cash - end of period
Supplemental disclosure of cash flow information
Interest paid
Taxes paid
NONCASH INVESTING AND FINANCING ACTIVITIES
Intellectual property, acquired from related parties for units	300
Subscriptions receivable, received subsequent to period ended	150,000
Subscription receivable, related party	$ 550,000